Share-Based Payments - Schedule of Bank's Employee Stock Option Plan (Detail) - Employee stock options [member] shares in Thousands	12 Months Ended
	Oct. 31, 2023 shares $ / shares	Oct. 31, 2022 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, outstanding at beginning of year	9,907	10,458
Number of options, granted	2,478	1,716
Number of options, exercised	(415)	(1,951)
Number of options, exercised as Tandem SARs	(7)	(133)
Number of options, forfeited	(272)	(183)
Number of options, expired	(133)
Number of options, outstanding at end of year	11,558	9,907
Exercisable at end of year	5,088	4,304
Number of options, available for grant	12,480	14,546
Weighted average exercise price, outstanding at beginning of year | $ / shares	$ 73.24	$ 69.08
Weighted average exercise price, granted | $ / shares	68.58	85.46
Weighted average exercise price, exercised as options | $ / shares	59.07	62.04
Weighted average exercise price, exercised as Tandem SARs | $ / shares	55.63	67.37
Weighted average exercise price, forfeited | $ / shares	74.07	74.3
Weighted average exercise price, expired | $ / shares	72.92
Weighted average exercise price, outstanding at end of year | $ / shares	72.74	73.24
Weighted average exercise price, exercisable at end of year | $ / shares	$ 71.9	$ 70.24